VictoryShares International Free Cash Flow Growth ETF Expense Example - VictoryShares International Free Cash Flow Growth ETF - VictoryShares International Free Cash Flow Growth ETF	Jun. 23, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	$ 253